SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details)	Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Net operating losses	$ 1,628,300
Stock compensation expense	132,400
Accrued expenses	162,700
Extinguishment of debt	66,600
Depreciation	18,900
Amortization	179,100
Allowance for doubtful accounts	188,900
Deferred tax assets:	2,376,900
Prepaid expenses	(28,700)
Other	(64,400)
Deferred tax liabilities:	(93,100)
Valuation allowance	(2,283,800)
Net deferred tax asset/(liability)